GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Salaries and related expenses	1,784	2,042	1,698
Share-based compensation, net	386	162	243
Professional services	1,092	710	574
Office rent and maintenance	246	172	174
Depreciation	116	36	25
Others	2,139	1,850	1,210
Total general and administrative expenses	5,763	4,972	3,924